Current and long-term debt - $157.5 million Sale and Leaseback (Details)	1 Months Ended
	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) tanker	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,552,473,000	$ 2,910,315,000
$157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued		$ 157,500,000
Borrowings		$ 157,500,000	$ 137,900,000	$ 152,100,000
Sale leaseback transaction, term		7 years
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		115.00%
$157.5 Million Lease Financing [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		3 years
$157.5 Million Lease Financing [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		7 years
$157.5 Million Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.00%
Senior Secured Term Loan Facility - K-Sure Credit Facility, Repayment Two [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 39,700,000
2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	92,700,000
DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 33,500,000
STI San Antonio, STI Benicia, STI St. Charles, STI Yorkville, STI Mayfair, and STI Duchessa [Member] | MR [Member] | Vessels [member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		6
Periodic payment per vessel		$ 500,000
STI Alexis [Member] | LR2 [Member] | Vessels [member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		1
Periodic payment per vessel		$ 600,000
Consolidated Liquidity Requirement - Scenario One [Member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | $157.5 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000